Property and equipment - Property and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 620,623
Depreciation for the year	(132,654)	¥ (132,026)	¥ (113,128)
Ending Balance	628,538	620,623
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,106,182	1,037,508
Additions	142,220	63,622
Acquisition through a business combination		12,726
Transferred from construction in progress	0	0
Transferred to intangible assets	(223)	(2,438)
Disposals	(6,022)	(5,236)
Ending Balance	1,242,157	1,106,182	1,037,508
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(485,559)	(358,427)
Depreciation for the year	(132,654)	(132,026)
Disposals	4,594	4,894
Ending Balance	(613,619)	(485,559)	(358,427)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,907
Ending Balance	3,659	3,907
Motor vehicles [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,593	21,403
Additions	1,134	190
Acquisition through a business combination		0
Transferred from construction in progress	0	0
Transferred to intangible assets	0	0
Disposals	(68)	0
Ending Balance	22,659	21,593	21,403
Motor vehicles [member] | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17,686)	(14,017)
Depreciation for the year	(1,354)	(3,669)
Disposals	40	0
Ending Balance	(19,000)	(17,686)	(14,017)
Furniture, fixtures and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	138,259
Ending Balance	98,262	138,259
Furniture, fixtures and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	306,684	263,034
Additions	19,174	21,970
Acquisition through a business combination		3,954
Transferred from construction in progress	386	22,962
Transferred to intangible assets	0	0
Disposals	(3,943)	(5,236)
Ending Balance	322,301	306,684	263,034
Furniture, fixtures and other equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(168,425)	(111,198)
Depreciation for the year	(59,229)	(62,121)
Disposals	3,615	4,894
Ending Balance	(224,039)	(168,425)	(111,198)
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	470,053
Ending Balance	508,376	470,053
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	769,501	747,541
Additions	9,366	12,137
Acquisition through a business combination		8,772
Transferred from construction in progress	102,100	1,051
Transferred to intangible assets	0	0
Disposals	(2,011)	0
Ending Balance	878,956	769,501	747,541
Leasehold improvement | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(299,448)	(233,212)
Depreciation for the year	(72,071)	(66,236)
Disposals	939	0
Ending Balance	(370,580)	(299,448)	(233,212)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,404
Ending Balance	18,241	8,404
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,404	5,530
Additions	112,546	29,325
Acquisition through a business combination		0
Transferred from construction in progress	(102,486)	(24,013)
Transferred to intangible assets	(223)	(2,438)
Disposals	0	0
Ending Balance	18,241	8,404	5,530
Construction in progress | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Ending Balance	¥ 0	¥ 0	¥ 0